Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Performance share units (PSUs)
Stock Award Activity
Beginning balance (in shares)	3,299,394
Granted (in shares)	1,788,050	2,204,963	426,625
Vested (in shares)	(463,239)
Forfeited (in shares)	(303,008)
Ending balance (in shares)	4,321,197	3,299,394
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 13.50
Granted (in dollars per share)	21.08	$ 7.58	$ 23.31
Vested (in dollars per share)	23.08
Forfeited (in dollars per share)	21.57
Ending balance (in dollars per share)	$ 15.04	$ 13.50
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 10,065
Weighted average future recognition period (in years)	1 year 2 months 15 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	900,042
Granted (in shares)	117,551	1,538,583	0
Vested (in shares)	(891,391)		0
Forfeited (in shares)	(8,651)
Ending balance (in shares)	117,551	900,042
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 19.49
Granted (in dollars per share)	19.14	$ 19.52	$ 0.00
Vested (in dollars per share)	19.48
Forfeited (in dollars per share)	19.57
Ending balance (in dollars per share)	$ 19.14	$ 19.49
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 1,051
Weighted average future recognition period (in years)	5 months 19 days